Net deferred tax position (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Net Deferred Tax Position	An analysis of the net deferred tax position is set forth below:

(€ million)	2024		2023	2022
Deferred taxes on:
Consolidation adjustments (intragroup margin in inventory)	1,927		1,525	1,388
Provision for pensions and other employee benefits	787		853	850
Remeasurement of other acquired intangible assets	(2,079)	(a)	(2,795)	(3,269)
Recognition of acquired property, plant and equipment at fair value	(10)		(21)	(24)
Equity interests in subsidiaries and investments in other entities(b)	(1,044)		(1,023)	(617)
Tax losses available for carry-forward	971		1,526	1,506
Stock options and other share-based payments	103		84	92
Accrued expenses and provisions deductible at the time of payment(c)	2,277		1,994	1,859
Other(d)	2,869		2,427	1,755
Net deferred tax asset/(liability)	5,801		4,570	3,540
(a)As of December 31, 2024, includes remeasurements of the acquired intangible assets of Bioverativ (€987 million), Principia (€648 million), Ablynx
(€178 million) and Genzyme (€15 million).
(b)In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €64.9 billion) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2024, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France, following the ruling of the Court of Justice of the European Union in the Steria case and the resulting amendments to the 2015 Finance Act. As of December 31, 2023, this line includes a deferred tax liability arising from temporary differences on investments in subsidiaries which Sanofi expects will reverse in connection with the proposed separation of the Opella business, as announced in October 2023 (see Note D.30.).
(c)Includes deferred tax assets related to restructuring provisions, amounting to €319 million as of December 31, 2024, €286 million as of December 31,
2023, and €256 million as of December 31, 2022.
(d)Includes deferred taxes arising on the spread tax deduction of R&D expenses, amounting to €2,053 million as of December 31, 2024, €1,331 million as of
December 31, 2023, and €742 million as of December 31, 2022.

Summary of Tax Losses Available for Carry-forward	The table below shows when tax losses available for carry-forward are due to expire:

(€ million)	Tax losses available for carry-forward(a)
2025	1
2026	17
2027	12
2028	30
2029	187
2030 and later	9,565
Total as of December 31, 2024	9,812
Total as of December 31, 2023	8,933
Total as of December 31, 2022	8,503
(a)Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €40 million as of December 31, 2024, €5 million as of
December 31, 2023 and €5 million as of December 31, 2022.